Summary of Significant Accounting Policies - Summary of Concentration of Investments (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fidelity 500 Index Fund
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Amount	$ 126,720,830
Percent of net assets	15.00%
MDU Resources Common Stock
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Amount	$ 105,308,075	$ 87,182,528
Percent of net assets	12.00%	11.00%
T Rowe Price Large-Cap Growth Fund
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Amount	$ 104,311,674	$ 84,015,967
Percent of net assets	12.00%	11.00%
Vanguard Institutional Index Fund
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Amount		$ 100,144,746
Percent of net assets		13.00%